Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 25, 2017	Mar. 26, 2016	Mar. 28, 2015
Cash flows from (used in) operating activities:
Net income (loss)	$ 4,928	$ 5,438	$ (8,632)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Deferred income taxes	(5,303)
Depreciation and amortization	5,065	5,275	5,991
Impairment of long-lived assets			238
Amortization of debt costs	947	973	724
Debt extinguishment charges			2,643
Other operating activities, net	440	31	342
Loss (Gain) on sale of assets		(3,229)
(Increase) decrease in:
Accounts receivable and other receivables	(3,915)	(3,189)	(1,515)
Inventories	5,244	(6,671)	(750)
Prepaids and other current assets	(530)	517	(552)
Increase (decrease) in:
Accounts payable	838	2,742	11,039
Accrued liabilities and other long-term liabilities	(452)	2,817	1,072
Net cash provided by (used in) operating activities	7,262	4,704	10,600
Cash flows (used in) from investing activities:
Additions to property and equipment	(5,060)	(6,476)	(6,277)
Proceeds from sale of assets (net of fees of $0.2 million)		4,072
Other investing activities, net	(12)	(37)	(48)
Net cash used in investing activities	(5,072)	(2,441)	(6,325)
Cash flows (used in) provided by financing activities:
Increase (decrease) in bank indebtedness	8,712	1,043	(4,821)
Repayment of obligations under capital leases	(1,610)	(2,263)	(2,003)
Proceeds from capital lease funding	375	43	1,000
Proceeds from stock option exercise			116
Payment of deferred financing fees and costs	(1,237)	(444)	(4,019)
Repayment of long-term debt	(8,777)	(2,956)	(1,144)
Increase in long-term debt		2,500	6,828
Other financing activities	(50)	(25)	(14)
Net cash (used in) provided by financing activities	(2,587)	(2,102)	(4,057)
Effect of exchange rate on cash	(3)	(173)	(190)
Net increase (decrease) in cash and cash equivalents	(400)	(12)	28
Cash and cash equivalents, beginning of year	2,344	2,356	2,328
Cash and cash equivalents, end of year	1,944	2,344	2,356
Supplemental disclosure of cash flow information:
Interest paid	8,477	8,508	9,100
Non-cash transactions:
Property and equipment additions acquired through capital leases	376	43
Property and equipment additions included in accounts payable and accrued liabilities	$ 1,078	$ 1,055	$ 580